UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5160

Dreyfus New York Tax Exempt Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	5/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Information About the Review and Approval
of the Fund’s Management Agreement
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus New York
Tax Exempt Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Money Market Fund, covering the 12-month period from June 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus New York Tax Exempt Money Market Fund perform during the period?

For the 12-month period ended May 31, 2006, the fund produced a yield of 2.24% . Taking into account the effects of compounding, the fund produced an effective yield of 2.26% .1

We attribute the fund’s results to rising short-term interest rates in a recovering economy as well as supply-and-demand factors affecting tax-exempt money market instruments.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

While inflation appeared to be subdued during much of 2005, inflation-related concerns intensified over the first five months of 2006 as the U.S. economic expansion gained momentum and energy prices surged to record highs. In its ongoing attempts to forestall an acceleration of inflation, the Federal Reserve Board (the “Fed”) raised short-term interest rates eight times, driving the overnight federal funds rate to 5% by the reporting period’s end.

Yields of tax-exempt money market instruments generally rose along with interest rates, reaching their highest levels in five years. However, yields of shorter-dated money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore continued to focus primarily on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

Due to low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months.We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to maintain a weighted average maturity in a range that was in line with industry averages. In addition, we constructed a “laddered” portfolio of securities scheduled to mature at different times.This strategy was designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

4

Finally, the fiscal conditions of New York state and New York city continued to benefit from the recovering economy, including better conditions on Wall Street. In fact, New York city received a credit-rating upgrade from a major bond rating agency during the reporting period. As a result, the state balanced its budget for its current fiscal year, and most issuers had less need to borrow.The reduced supply of newly issued securities was met with robust investor demand, helping to keep yields relatively low.

What is the fund’s current strategy?

While recent data suggested that the U.S. economy remains on a path of sustainable growth, the economy and the Fed have sent mixed messages with regard to inflation and the possibility that the rate of economic expansion may begin to slow.As a result, while it currently appears that at least one or two additional rate hikes are likely, we believe that short-term interest rates are unlikely to rise substantially above current levels, especially if high energy prices curtail consumer spending. In addition, we expect issuance volume to increase during the summer when New York school districts traditionally come to market, which could cause yields to rise.Therefore, should we become convinced that interest rates have peaked, we are prepared to extend the fund’s weighted average maturity in an attempt to lock in high current yields.

June 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.26
Ending value (after expenses)	$1,012.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

Expenses paid per $1,000 †	$ 3.28
Ending value (after expenses)	$1,021.69

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2006

Short-Term	Coupon	Maturity	Principal
Investments—100.1%	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy)
(LOC; TD Banknorth, N.A.)	3.49	6/7/06	8,000,000 [a]	8,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation Albany
of Project) (LOC; M&T Bank)	3.54	6/7/06	3,000,000 [a]	3,000,000
Albany Industrial Development
Agency, Senior Housing Revenue
(South Mall Towers Albany,
L.P. Project) (Insured; FNMA
and Liquidity Facility; FNMA)	3.49	6/7/06	1,120,000 [a]	1,120,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key Bank)	3.54	6/7/06	4,700,000 [a]	4,700,000
Babylon Industrial Development
Agency, IDR (Lambro
Industries Inc. Project)
(LOC; Bank of America)	3.22	6/7/06	680,000 [a]	680,000
Brewster,
GO Notes, BAN	4.73	5/18/07	2,600,000	2,615,827
Broome County Industrial
Development Agency, Civic
Facility Revenue (James G
Johnston Memorial Project)
(LOC; The Bank of New York)	3.21	6/7/06	1,205,000 [a]	1,205,000
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project)
(LOC; Key Bank)	3.54	6/7/06	1,075,000 [a]	1,075,000
Clinton County,
GO Notes, BAN	3.72	7/20/06	2,400,000	2,400,275
Colonie Industrial Development
Agency, IDR (13 Green Mount Drive
Project) (LOC; HSBC Bank USA)	3.70	6/7/06	130,000 [a]	130,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
The Bank of New York)	3.46	6/7/06	6,585,000 [a]	6,585,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.49	6/7/06	1,920,000 [a]	1,920,000
East Ramapo Central School
District, GO Notes (Insured; FSA)	3.92	6/15/06	100,000	100,005
Eastchester Union Free School
District, GO Notes, TAN	3.67	6/23/06	4,000,000	4,000,359
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	3.54	6/7/06	2,995,000 [a]	2,995,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	3.29	6/7/06	1,395,000 [a]	1,395,000
Erie County Industrial Development
Agency, Civic Facility
Revenue (People Inc.
Project) (LOC; Key Bank)	3.54	6/7/06	2,585,000 [a]	2,585,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project)
(LOC; Key Bank)	3.54	6/7/06	780,000 [a]	780,000
Erie County Industrial Development
Agency, IDR (Luminescent
System Inc. Project)
(LOC; HSBC Bank USA)	3.70	6/7/06	4,345,000 [a]	4,345,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.53	6/7/06	5,085,000 [a,b]	5,085,000
Fayetteville-Manlius Central
School District, GO Notes, BAN	4.18	11/3/06	725,620	727,967
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	3.54	6/7/06	2,035,000 [a]	2,035,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lancaster Industrial Development
Agency, IDR (Lancaster Steel
Service Project) (LOC; M&T Bank)	3.54	6/7/06	940,000 [a]	940,000
Liverpool Central School District,
GO Notes, RAN	3.68	7/7/06	2,000,000	2,000,262
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XCLA and
Liquidity Facility; Citibank NA)	3.48	6/7/06	18,775,000 [a]	18,775,000
Metropolitan Transportation
Authority, Transit Facilities
Service Contract	5.30	7/1/06	155,000 [c]	155,239
Monroe County,
GO Notes (Insured; FGIC)	4.94	6/1/06	130,000	130,000
Monroe County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Rochester
Project) (LOC; M&T Bank)	3.52	6/7/06	2,500,000 [a]	2,500,000
Monroe County Industrial
Development Agency, IDR
(2883 Associates LP)
(LOC; HSBC Bank USA)	3.70	6/7/06	1,370,000 [a]	1,370,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty Partnership)
(LOC; JPMorgan Chase Bank)	3.71	6/1/06	520,000	520,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions
Inc. Facility) (LOC; M&T Bank)	3.66	6/7/06	345,000 [a]	345,000
Monroe County Industrial
Development Agency, IDR
(National Development Council)
(LOC; HSBC Bank USA)	3.44	6/15/06	650,000	650,000
Municipal Assistance Corporation
for the City of New York	4.67	7/1/06	115,000	115,109
Municipal Assistance Corporation
for the City of New York	5.53	7/1/06	325,000 [c]	325,566
Municipal Assistance Corporation
for the City of New York	6.13	7/1/06	250,000	253,170
New York City
(Liquidity Facility; Dexia
Credit Locale)	3.53	6/7/06	2,470,000 [a,b]	2,470,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City
(Liquidity Facility; Merrill Lynch)	3.53	6/7/06	5,000,000 [a,b]	5,000,000
New York City
(LOC; JPMorgan Chase Bank)	3.60	6/1/06	3,720,000 [a]	3,720,000
New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	3.51	6/7/06	1,000,000 [a,b]	1,000,000
New York City,
GO Notes	3.98	8/1/06	200,000	200,542
New York City,
GO Notes	3.98	8/1/06	100,000	100,163
New York City,
GO Notes	4.40	8/1/06	310,000	310,446
New York City,
GO Notes	4.57	8/1/06	100,000	100,196
New York City,
GO Notes	4.89	8/1/06	165,000	165,297
New York City,
GO Notes	4.97	8/1/06	200,000	200,523
New York City,
GO Notes	5.37	8/1/06	100,000	100,261
New York City,
GO Notes (Insured; FGIC)	4.37	8/1/06	125,000	125,265
New York City,
GO Notes (Insured; MBIA)	5.07	8/1/06	100,000	100,294
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel Project)
(LOC; Allied Irish Banks)	3.52	6/7/06	2,000,000 [a]	2,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Convent
Sacred Heart School)
(LOC; Allied Irish Banks)	3.52	6/7/06	3,650,000 [a]	3,650,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ethical
Culture School Project)
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.50	6/7/06	4,165,000 [a]	4,165,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center)
(LOC; M&T Bank)	3.54	6/7/06	4,900,000 [a]	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.49	6/7/06	2,300,000 [a]	2,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.55	6/7/06	1,160,000 [a]	1,160,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corp.)
(LOC; Commerce Bank)	3.60	6/7/06	3,725,000 [a]	3,725,000
New York City Industrial
Development Agency, IDR
(Swak Realty LLC Project)
(LOC; The Bank of New York)	3.35	6/7/06	1,010,000 [a]	1,010,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project)
(LOC; Lloyds TSB Bank PLC)	3.46	6/7/06	6,200,000 [a]	6,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.46	6/7/06	7,900,000 [a]	7,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Putters Program) (Insured;
FSA and Liquidity Facility;
Deutsche Postbank)	3.53	6/7/06	5,875,000 [a,b]	5,875,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.55	6/1/06	3,325,000 [a]	3,325,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	6/1/06	1,200,000 [a]	1,200,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	4,760,000 [a,b]	4,760,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	7,330,000 [a,b]	7,330,000
New York State Dormitory
Authority, College and
University Revenue (Mount
Saint Mary College) (Insured;
Radian Bank and Liquidity
Facility; Citizens Bank of
Massachusetts)	3.52	6/7/06	7,300,000 [a]	7,300,000
New York State Dormitory
Authority, Health Care
Facilties Revenue (Mount Sinai
Health) (Liquidity Facility;
Merrill Lynch)	3.53	6/7/06	2,100,000 [a,b]	2,100,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.55	6/1/06	7,500,000 [a]	7,500,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (Insured; MBIA)	4.92	7/1/06	500,000	500,460
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	4.77	6/15/06	400,000	400,186

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.08	6/15/06	155,000	155,079
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel)
(LOC; JPMorgan Chase Bank)	3.25	6/7/06	4,700,000 [a]	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Rip Van Winkle House)
(Insured; FHLMC and
Liquidity Facility; FHLMC)	3.23	6/7/06	1,000,000 [a]	1,000,000
New York State Housing Finance
Agency, Revenue (Nursing Home
and Health Care Project)
(Insured; MBIA)	4.50	11/1/06	150,000	150,579
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.23	6/7/06	3,450,000 [a]	3,450,000
Newburgh Industrial Development
Agency, MFHR (Liquidity
Facility; Merrill Lynch)	3.60	6/7/06	3,155,000 [a,b]	3,155,000
Northport-East Northport Union
Free School District, GO
Notes, TAN	3.96	6/30/06	4,770,000	4,771,446
Oneida County Industrial
Development Agency, IDR (The
Fountainhead Group, Inc.
Facility) (LOC; Citizens Bank
of Massachusetts)	3.50	6/7/06	3,165,000 [a]	3,165,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill) (LOC; M&T Bank)	3.57	6/7/06	2,810,000 [a]	2,810,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	3.52	6/7/06	2,410,000 [a]	2,410,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project)
(LOC; Key Bank)	3.54	6/7/06	3,700,000 [a]	3,700,000
Port Chester Industrial
Development Agency, IDR (40
Pearl Street LLC) (LOC; The
Bank of New York)	3.51	6/7/06	2,390,000 [a]	2,390,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue
(United Cerebral Palsy)
(LOC; Commerce Bank)	3.55	6/7/06	2,300,000 [a]	2,300,000
Rensselaer County Industrial
Development Agency,
Civic Facility Revenue
(The Sage Colleges Project)
(LOC; M&T Bank)	3.54	6/7/06	2,405,000 [a]	2,405,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	3.62	6/1/06	4,540,000 [a]	4,540,000
Riverhead Industrial Development
Agency, MFHR (Liquidity
Facility; Goldman Sachs and
LOC; IXIS Corporate and
Investment Bank)	3.57	6/7/06	2,600,000 [a,b]	2,600,000
Rockland County Industrial
Development Agency, IDR
(Intercos America Inc.
Project) (LOC; HSBC Bank USA)	3.70	6/7/06	3,990,000 [a]	3,990,000
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	3.54	6/7/06	1,770,000 [a]	1,770,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facilty) (LOC;
JPMorgan Chase Bank)	3.48	6/7/06	2,840,000 [a]	2,840,000
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.49	6/7/06	6,000,000 [a]	6,000,000
Suffolk County Industrial
Development Agency, Research
Facility Revenue (Cold Spring
Harbor Laboratory Project)
(LOC; JPMorgan Chase Bank)	3.59	6/1/06	1,300,000 [a]	1,300,000
Suffolk County Water Authority,
Water System Revenue
(Insured; MBIA)	5.01	6/1/06	100,000	100,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.54	6/7/06	2,400,000 [a]	2,400,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	4.00	6/1/06	2,745,000	2,745,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)
(Putters Program) (LOC;
JPMorgan Chase Bank)	3.51	6/7/06	4,995,000 [a,b]	4,995,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.54	6/7/06	3,280,000 [a,b]	3,280,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.57	6/7/06	2,000,000 [a,b]	2,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ulster County Industrial
Development Agency, IDR
(Deluxe Packaging Corp.
Project) (LOC; National
Bank of Canada)	3.60	6/7/06	2,500,000 [a]	2,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Banksville
Independent Fire Co., Inc.
Civic Facility) (LOC; The
Bank of New York)	3.46	6/7/06	1,000,000 [a]	1,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Jacob Burns
Film Center Project) (LOC; The
Bank of New York)	3.48	6/7/06	4,165,000 [a]	4,165,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.49	6/7/06	2,000,000 [a]	2,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	3.50	6/7/06	4,500,000 [a]	4,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Rye Country
Day School Project) (LOC;
Allied Irish Banks)	3.20	6/7/06	4,800,000 [a]	4,800,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	3.48	6/7/06	3,200,000 [a]	3,200,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-
Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	5,050,000 [a,b]	5,050,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.53	6/7/06	4,300,000 [a,b]	4,300,000
Yorktown Central School District,
GO Notes, BAN	3.92	7/12/06	3,955,000	3,955,966

Total Investments (cost $287,045,482)			100.1%	287,045,482

Liabilities, Less Cash and Receivables			(.1%)	(267,186)

Net Assets			100.0%	286,778,296

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $59,000,000 or 20.6% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	70.4
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	12.0
Not Rated [e]	Not Rated [e]	Not Rated [e]	17.6
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	287,045,482	287,045,482
Interest receivable		2,171,762
Prepaid expenses		12,164
		289,229,408

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		127,042
Cash overdraft due to Custodian		2,248,895
Payable for shares of Beneficial Interest redeemed		11,373
Accrued expenses		63,802
		2,451,112

Net Assets ($)		286,778,296

Composition of Net Assets ($):
Paid-in capital		286,768,809
Accumulated net realized gain (loss) on investments		9,487

Net Assets ($)		286,778,296

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		286,801,921
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
20

STATEMENT OF OPERATIONS
Year Ended May 31, 2006

Investment Income ($):
Interest Income	7,449,345
Expenses:
Management fee—Note 2(a)	1,285,006
Shareholder servicing costs—Note 2(b)	265,851
Professional fees	58,465
Custodian fees	28,345
Prospectus and shareholders’ reports	15,652
Registration fees	12,647
Trustees’ fees and expenses—Note 2(c)	12,024
Miscellaneous	22,397
Total Expenses	1,700,387
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(19,012)
Net Expenses	1,681,375
Investment Income—Net	5,767,970

Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	9,487
Net unrealized depreciation on investments	(207)
Net Realized and Unrealized Gain (Loss) on Investments	9,280
Net Increase in Net Assets Resulting from Operations	5,777,250

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2006	2005

Operations ($):
Investment income—net	5,767,970	2,789,213
Net realized gain (loss) on investments	9,487	14,785
Net unrealized depreciation on investments	(207)	(3,104)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,777,250	2,800,894

Dividends to Shareholders from ($):
Investment income—net	(5,771,128)	(2,789,213)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	273,930,402	287,930,847
Dividends reinvested	5,578,822	2,678,484
Cost of shares redeemed	(253,515,185)	(306,087,096)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	25,994,039	(15,477,765)
Total Increase (Decrease) in Net Assets	26,000,161	(15,466,084)

Net Assets ($):
Beginning of Period	260,778,135	276,244,219
End of Period	286,778,296	260,778,135

See notes to financial statements.
22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.010	.004	.008	.014
Distributions:
Dividends from investment income—net	(.022)	(.010)	(.004)	(.008)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.26	1.05	.39	.75	1.44

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.66	.67	.66	.66	.65
Ratio of net expenses
to average net assets	.65	.66	.66	.66	.65
Ratio of net investment income
to average net assets	2.24	1.03	.39	.75	1.42

Net Assets, end of period ($ x 1,000)	286,778	260,778	276,244	290,038	288,257

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

24

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

At May 31, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2006 and May 31, 2005, were all tax exempt income.

During the period ended May 31, 2006, as a result of permanent book to tax differences, the fund decreased accumulated net realized gain (loss) on investments by $3,158 and increased accumulated undistributed investment income-net by the same amount. Net assets were not affected by this reclassification.

At May 31,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.

26

The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, the fund was charged $172,661 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $63,206 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $3,829 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $112,000, chief compliance officer fees $1,605 and transfer agency per account fees $13,437.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus New York Tax Exempt Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Money Market Fund, including the statement of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Money Market Fund at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended May 31, 2006 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 18, 2006, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities. The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio, and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

30

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses, and total return performance.The Manager furnished these reports to the Board along with a description of the methodology Lipper used to select the Expense Group and Expense Universe.

The Board reviewed the results of the Expense Group and Expense Universe comparisons for various periods ended February 28, 2006. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were at and above the Expense Group medians, respectively.The Board also noted that the fund’s total expense ratio was slightly higher than the Expense Group and Expense Universe medians (less than one basis point higher in the case of the Expense Group).

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2006, and placed significant emphasis on comparisons of total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper. The Board noted that the fund achieved second quintile total return rankings (the first quintile reflecting the highest performance ranking group) among its Performance Group for each reported time period up to 5 years, and a first quintile ranking for the 10-year period.The Board also noted the narrow spread in performance among the Performance Group funds.

The Fund 31

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the Manager’s performance, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee.

Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the decline in fund assets from the prior year, and the extent to which economies of scale would be realized if the fund grows and

32

whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

The Fund 33

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

34

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186

———————
David W. Burke (70)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 79

———————
Gordon J. Davis (64)
Board Member (1995)

Principal Occupation During Past 5 Years:

• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 24

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (64)
Board Member (1987)

Principal Occupation During Past 5 Years:
  Principal, Joni Evans Ltd.
  Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 15

———————
Arnold S. Hiatt (79)
Board Member (1987)

Principal Occupation During Past 5 Years:
• Chairman of The Stride Rite Charitable Foundation
Other Board Memberships and Affiliations:
• Isabella Stewart Gardner Museum,Trustee
• John Merck Fund, a charitable trust,Trustee
• Business for Social Responsibility, Director
• The A.M. Fund,Trustee

No. of Portfolios for which Board Member Serves: 15

———————

Burton N. Wallack (55)
Board Member (1991)

Principal Occupation During Past 5 Years: • President and co-owner of Wallack Management Company, a real estate management company No. of Portfolios for which Board Member Serves: 15

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Samuel Chase, Emeritus Board Member

36

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 201 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

38

NOTES

For More		Information

Dreyfus		Transfer Agent &
New York Tax Exempt		Dividend Disbursing Agent
Money Market Fund
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166
Custodian
The Bank of New York
One Wall Street
New York, NY	10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,829 in 2005 and $36,484 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,859 in 2005 and $2,820 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $147 in 2005 and $147 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $811,636 in 2005 and $586,749 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the

Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Money Market Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 31, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 31, 2006

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)